STOCK BASED COMPENSATION (Details Textual) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	100,000						2,760,729
Stock Issued During Period, Shares, Issued for Services	806,000						1,800,000
Stock Issued During Period Shares Issued For Services Market Price Offering Date (in dollars per share)	$ 0.40						$ 0.895
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount		$ 90,600	$ 1,069,529	$ 181,200	$ 2,139,058	$ 2,229,657	$ 4,278,114
Allocated Share-based Compensation Expense				90,600		271,800	2,139,057
Deferred Compensation Share-based Arrangements, Liability, Current		90,600		90,600		271,800	2,139,057
Employee Benefits and Share-based Compensation				$ 2,501,457	$ 4,278,114	$ 2,501,457
Maximum [Member]
Stock Issued During Period Shares Issued For Services Market Price Offering Date (in dollars per share)							$ 1.00
Minimum [Member]
Stock Issued During Period Shares Issued For Services Market Price Offering Date (in dollars per share)							$ 0.895